Short-term Bank Loans	3 Months Ended
Mar. 31, 2014
Short-term Bank Loans [Abstract]
Short-term Bank Loans

9. Short-term Bank Loans

Short term bank loans consisted of the following:

			March 31,	December 31,
	Due date	Interest rate	2014	2013
Unsecured bank loan:
China Construction Bank	4/30/2014	5.54% per annum	$2,272,026	$-

			$2,272,026	$-

Short-term bank loan interest expense for the three months ended March 31, 2014 and 2013 was $31,636 and nil respectively.